Note 11 - Basic and Diluted Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]

NOTE 11: BASIC AND DILUTED NET LOSS PER SHARE

Basic net loss per common share is computed by dividing net loss attributable to holders of common stock by the weighted average number of shares of common stock outstanding during the period. Weighted average number of shares of common stock outstanding during the period computation includes shares of common stock to be contractually issued as of the period end date and warrants exercisable for little or no consideration in relation to the share price. Shares of common stock that were issued and are subject to vesting conditions are not considered outstanding during the requisite service period. The determination of whether shares of common stock that were issued in return for a note receivable are considered outstanding depends on whether the entity has the ability and intent to cancel the shares if the note receivable is not repaid.

Diluted net loss per common share is computed by giving effect to all potential dilutive shares of common stock that were outstanding during the period when the effect is dilutive. As at September 30, 2024, potential dilutive shares of common stock consist of shares issuable upon exercise of stock options and warrants. No adjustments have been made to the weighted average outstanding shares of common stock figures for the nine months ended September 30, 2024, or 2023, as the assumed conversion would be anti-dilutive.

NOTE 12: BASIC AND DILUTED NET LOSS PER SHARE

Basic net loss per common share is computed by dividing net loss attributable to holders of common stock by the weighted average number of shares of common stock outstanding during the period. Weighted average number of shares of common stock outstanding during the period computation includes shares of common stock to be contractually issued as of the period end date. Diluted net loss per common share is computed by giving effect to all potential dilutive shares of common stock that were outstanding during the period when the effect is dilutive. Potential dilutive shares of common stock consist of shares issuable upon conversion of preferred shares, exercise of stock options, restricted stock units, and warrants. No adjustments have been made to the weighted average outstanding shares of common stock figures for the years ended December 31, 2023 or 2022, as the assumed conversion of preferred shares, exercise of outstanding options, warrants and restricted stock units would be anti-dilutive.